Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
August 31, 2024
AXM1-NPRT3-1024
1.9860271.110
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.0%
Entertainment - 3.0%
Live Nation Entertainment, Inc. (a)	38,100	3,721,227
Netflix, Inc. (a)	22,523	15,796,506
Universal Music Group NV	710,738	18,595,433
Warner Music Group Corp. Class A (b)	70,889	2,028,134
		40,141,300
Interactive Media & Services - 6.0%
Alphabet, Inc. Class A	357,557	58,417,663
Epic Games, Inc. (a)(c)(d)	805	483,000
Meta Platforms, Inc. Class A	39,300	20,487,483
		79,388,146
TOTAL COMMUNICATION SERVICES		119,529,446
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.0%
Mobileye Global, Inc. Class A (a)(b)	37,800	539,784
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	132,092	4,045,578
Broadline Retail - 5.6%
Amazon.com, Inc. (a)	333,246	59,484,411
MercadoLibre, Inc. (a)	6,820	14,060,521
Savers Value Village, Inc. (a)(b)	81,200	718,620
		74,263,552
Diversified Consumer Services - 0.1%
Duolingo, Inc. Class A (a)	6,400	1,360,448
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	116,469	13,662,978
Domino's Pizza, Inc.	14,200	5,881,782
Kura Sushi U.S.A., Inc. Class A (a)(b)	26,804	1,768,796
Starbucks Corp.	8,200	775,474
Trip.com Group Ltd. ADR (a)	110,800	5,223,112
		27,312,142
Household Durables - 0.4%
TopBuild Corp. (a)	12,400	4,873,448
Specialty Retail - 0.6%
Floor & Decor Holdings, Inc. Class A (a)	25,100	2,822,244
Lowe's Companies, Inc.	17,700	4,398,450
		7,220,694
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	5,686	4,232,185
TOTAL CONSUMER DISCRETIONARY		123,847,831
CONSUMER STAPLES - 0.6%
Beverages - 0.5%
Monster Beverage Corp. (a)	154,058	7,260,754
Personal Care Products - 0.1%
Puig Brands SA Class B	23,000	644,758
TOTAL CONSUMER STAPLES		7,905,512
ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd.	59,600	2,158,116
Cheniere Energy, Inc.	63,300	11,726,958
Range Resources Corp.	179,468	5,362,504
Reliance Industries Ltd.	335,953	12,099,077
		31,346,655
FINANCIALS - 7.8%
Capital Markets - 1.1%
Intercontinental Exchange, Inc.	80,700	13,037,085
LPL Financial	4,500	1,009,530
Morgan Stanley	5,200	538,772
MSCI, Inc.	900	522,531
		15,107,918
Consumer Finance - 0.6%
Capital One Financial Corp.	52,100	7,655,053
Financial Services - 5.0%
Corebridge Financial, Inc.	99,400	2,938,264
Fiserv, Inc. (a)	15,700	2,741,220
Global Payments, Inc.	71,800	7,970,518
MasterCard, Inc. Class A	46,183	22,322,091
Rocket Companies, Inc. Class A (a)	235,754	4,632,566
Toast, Inc. (a)	199,500	4,959,570
Visa, Inc. Class A	72,400	20,009,188
		65,573,417
Insurance - 1.1%
Arthur J. Gallagher & Co.	35,369	10,347,908
The Baldwin Insurance Group, Inc. Class A, (a)	88,424	4,146,201
		14,494,109
TOTAL FINANCIALS		102,830,497
HEALTH CARE - 16.8%
Biotechnology - 5.2%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	220,830	37,541
rights (a)(d)	220,830	15,458
Alnylam Pharmaceuticals, Inc. (a)	48,372	12,706,841
Arcellx, Inc. (a)	6,579	452,240
Arrowhead Pharmaceuticals, Inc. (a)	29,295	698,100
Beam Therapeutics, Inc. (a)	9,466	252,553
BioNTech SE ADR (a)	43,700	3,855,214
Blueprint Medicines Corp. (a)	4,400	420,376
Cytokinetics, Inc. (a)	24,461	1,396,234
Exact Sciences Corp. (a)	240,500	14,836,445
Galapagos NV sponsored ADR (a)	49,386	1,438,120
Gamida Cell Ltd. (d)	266,229	3
Gamida Cell Ltd. warrants 4/21/28 (a)(d)	59,930	1
Gilead Sciences, Inc.	105,300	8,318,700
Hookipa Pharma, Inc. (a)	13,430	70,239
Immunocore Holdings PLC ADR (a)	23,585	846,230
Insmed, Inc. (a)	128,946	9,860,501
Janux Therapeutics, Inc. (a)	2,900	136,242
Krystal Biotech, Inc. (a)	4,700	917,064
Legend Biotech Corp. ADR (a)	26,602	1,530,945
Moderna, Inc. (a)	12,200	944,280
Regeneron Pharmaceuticals, Inc. (a)	6,747	7,993,103
Sarepta Therapeutics, Inc. (a)	6,400	868,992
Seres Therapeutics, Inc. (a)(b)	54,600	43,713
Synlogic, Inc. (a)	10,646	15,969
Vor Biopharma, Inc. (a)	43,874	38,355
XOMA Corp. (a)	36,204	1,058,967
		68,752,426
Health Care Equipment & Supplies - 4.6%
Align Technology, Inc. (a)	31,900	7,567,318
Boston Scientific Corp. (a)	421,174	34,447,821
Glaukos Corp. (a)	28,300	3,789,087
Hologic, Inc. (a)	147,100	11,950,404
Lantheus Holdings, Inc. (a)	11,200	1,192,464
Penumbra, Inc. (a)	9,227	1,866,807
Pulmonx Corp. (a)	27,500	201,300
RxSight, Inc. (a)	5,200	293,228
		61,308,429
Health Care Providers & Services - 0.8%
HealthEquity, Inc. (a)	135,054	10,744,896
Life Sciences Tools & Services - 1.8%
Bio-Techne Corp.	31,002	2,293,838
Bruker Corp.	129,143	8,677,118
Chemometec A/S	13,100	727,206
Codexis, Inc. (a)(b)	161,901	467,894
Danaher Corp.	39,151	10,543,756
MaxCyte, Inc. (a)(b)	132,900	574,128
		23,283,940
Pharmaceuticals - 4.4%
Aclaris Therapeutics, Inc. (a)	19,672	23,213
Chugai Pharmaceutical Co. Ltd.	73,200	3,695,321
Eli Lilly & Co.	40,598	38,974,892
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	445,600	8,408,472
UCB SA	38,400	6,948,633
Zevra Therapeutics, Inc. (a)	80,100	612,765
		58,663,296
TOTAL HEALTH CARE		222,752,987
INDUSTRIALS - 12.5%
Aerospace & Defense - 1.5%
General Electric Co.	113,552	19,828,450
Loar Holdings, Inc. (b)	1,200	88,992
		19,917,442
Building Products - 0.1%
Simpson Manufacturing Co. Ltd.	3,600	659,016
Commercial Services & Supplies - 0.0%
Montrose Environmental Group, Inc. (a)	10,800	355,320
Electrical Equipment - 0.7%
GE Vernova LLC	49,288	9,906,888
Ground Transportation - 4.3%
Uber Technologies, Inc. (a)	776,076	56,754,438
Machinery - 1.4%
Chart Industries, Inc. (a)	10,400	1,272,960
Energy Recovery, Inc. (a)	31,252	507,532
Ingersoll Rand, Inc.	139,340	12,742,643
Westinghouse Air Brake Tech Co.	24,241	4,110,546
		18,633,681
Professional Services - 3.7%
Equifax, Inc.	84,284	25,886,145
KBR, Inc.	182,413	12,652,166
RELX PLC sponsored ADR	123,000	5,739,180
UL Solutions, Inc. Class A (b)	80,200	4,374,108
		48,651,599
Trading Companies & Distributors - 0.8%
Ferguson Enterprises, Inc.	52,810	10,750,083
TOTAL INDUSTRIALS		165,628,467
INFORMATION TECHNOLOGY - 39.9%
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp. (a)	17,700	1,379,715
Fabrinet (a)	4,900	1,193,885
Flex Ltd. (a)	242,784	7,888,052
Jabil, Inc.	41,615	4,547,687
		15,009,339
IT Services - 1.4%
MongoDB, Inc. Class A (a)	63,691	18,520,706
Semiconductors & Semiconductor Equipment - 11.0%
Allegro MicroSystems LLC (a)	210,737	5,169,379
ASML Holding NV (depository receipt)	18,634	16,842,714
Astera Labs, Inc.	2,300	99,038
BE Semiconductor Industries NV	62,876	8,187,469
eMemory Technology, Inc.	9,207	759,554
Marvell Technology, Inc.	39,622	3,020,781
NVIDIA Corp.	422,120	50,388,464
NXP Semiconductors NV	42,581	10,916,065
Qualcomm, Inc.	42,400	7,432,720
SiTime Corp. (a)	55,918	8,089,098
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	162,296	27,866,223
Universal Display Corp.	34,455	6,674,623
		145,446,128
Software - 13.4%
ASAPP, Inc. warrants 8/28/28 (a)(c)(d)	294,232	382,502
Autodesk, Inc. (a)	5,300	1,369,520
HubSpot, Inc. (a)	19,860	9,911,530
Manhattan Associates, Inc. (a)	32,224	8,520,992
Microsoft Corp.	340,944	142,221,380
NICE Ltd. sponsored ADR (a)	26,944	4,681,251
Nutanix, Inc. Class A (a)	15,500	979,445
ServiceNow, Inc. (a)	9,223	7,885,665
Volue A/S (a)	133,755	522,123
Zeta Global Holdings Corp. (a)	20,200	533,482
		177,007,890
Technology Hardware, Storage & Peripherals - 13.0%
Apple, Inc.	754,304	172,735,614
TOTAL INFORMATION TECHNOLOGY		528,719,677
MATERIALS - 1.0%
Chemicals - 0.2%
Aspen Aerogels, Inc. (a)	62,402	1,790,313
Construction Materials - 0.4%
Eagle Materials, Inc.	2,600	670,150
Martin Marietta Materials, Inc.	9,100	4,860,856
		5,531,006
Containers & Packaging - 0.4%
International Paper Co.	115,900	5,611,878
TOTAL MATERIALS		12,933,197
TOTAL COMMON STOCKS (Cost $747,875,166)		1,315,494,269

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	8,000	103,120
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	26,300	86,264
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries, Inc. Series F (c)(d)	24,819	539,481
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(c)(d)	90,925	174,576
Series D (c)(d)	512,827	851,293
Canva, Inc.:
Series A (c)(d)	106	114,306
Series A2 (c)(d)	19	20,489
		1,160,664
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	21,131	317,388
Series C3 (a)(c)(d)	26,414	396,738
Series C4 (a)(c)(d)	6,345	95,302
Series C5 (a)(c)(d)	13,150	197,513
		1,006,941
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,582,546)		2,896,470

Convertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(f) (Cost $248,100)	248,100	244,180

Preferred Securities - 0.1%
	Principal Amount (e)	Value ($)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc. 15% (c)(d)(f) (Cost $308,400)	308,400	302,849

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	2,722,257	2,722,802
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	9,429,987	9,430,930
TOTAL MONEY MARKET FUNDS (Cost $12,153,732)		12,153,732

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $766,167,944)	1,331,091,500
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(7,724,427)
NET ASSETS - 100.0%	1,323,367,073

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,309,001 or 0.3% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	102,086

Anduril Industries, Inc. Series F	8/07/24	539,481

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	599,841

ASAPP, Inc. Series D	8/29/23	1,980,281

Canva, Inc. Series A	9/22/23	113,066

Canva, Inc. Series A2	9/22/23	20,267

ElevateBio LLC Series C	3/09/21	110,329

Epic Games, Inc.	3/29/21	712,425

Illuminated Holdings, Inc. Series C2	7/07/20	528,275

Illuminated Holdings, Inc. Series C3	7/07/20	792,420

Illuminated Holdings, Inc. Series C4	1/08/21	228,420

Illuminated Holdings, Inc. Series C5	6/16/21	568,080

Illuminated Holdings, Inc. 15%	6/14/23	248,100

Illuminated Holdings, Inc. 15%	9/27/23	308,400

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,953,955	190,935,240	200,166,676	250,022	283	-	2,722,802	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,521,405	62,107,024	59,197,499	16,431	-	-	9,430,930	0.0%
Total	18,475,360	253,042,264	259,364,175	266,453	283	-	12,153,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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